EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.23

Client Name:
Client Project Name:	EFMT 2025-CES2
Start - End Dates:	2/15/2024 - 1/8/2025
Deal Loan Count:	2,727

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER113	Loan amount is below guideline minimum	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	13
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	2
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	1
Compliance	Texas Home Equity	CMPTXHE320	TX Equity - Texas Equity : Missing T.42 Title Endorsement	30
Compliance	Texas Home Equity	CMPTXHE321	TX Equity - Texas Equity : Missing T.42.1 Title Endorsement	30
Compliance	Documentation	CMPDOC5556	Note P&I doesn't equal Calc P&I; possible payment schedule inaccuracy that could impact rescission	2
Total				83

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